Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting
33. Segment reporting
The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenues and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented.
As disclosed in Note 2(nn), beginning with the first quarter of 2021, the Group implemented certain segment reporting changes to better reflect its recently optimized organizational structure and business developments. As a result, the Group reports three segments, JD Retail, JD Logistics and New businesses. JD Cloud & AI businesses were deconsolidated from the Company from March 31, 2021, thus the operating results of JD Cloud & AI businesses were not included in New businesses segment from the second quarter of 2021.
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2019, 2020 and 2021, with prior periods’ segment information retrospectively recast to conform to current period presentation:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Net revenues:
JD Retail	545,281	693,965	866,303
JD Logistics	49,848	73,375	104,693
New Businesses	11,740	17,601	26,063
Inter-segment(*)	(31,127)	(39,945)	(46,043)

Total segment net revenues	575,742	744,996	951,016
Unallocated items	1,146	806	576

Total consolidated net revenues	576,888	745,802	951,592

Operating income/(loss):
JD Retail	14,991	20,611	26,613
JD Logistics	(508)	1,098	(1,827)
New Businesses	(1,730)	(4,723)	(10,600)
Including: gain on sale of development properties (Note 19)	3,885	1,649	767

Total segment operating income	12,753	16,986	14,186
Unallocated items(**)	(3,758)	(4,643)	(10,045)

Total consolidated operating income	8,995	12,343	4,141
Total other income/(expense)	4,698	38,476	(6,721)

Income/(loss) before tax	13,693	50,819	(2,580)

(*)
The inter-segment eliminations mainly consist of revenues from supply chain solutions and logistics services provided by JD Logistics to JD Retail, and property leasing services provided by JD Property to JD Logistics.

(**)	A summary of unallocated items for the years presented is as foll o ws:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Share-based compensation	(3,695)	(4,156)	(9,134)
Amortization of intangible assets resulting from assets and business acquisitions	(885)	(723)	(940)
Effects of business cooperation arrangements	822	236	29

Total	(3,758)	(4,643)	(10,045)